Exploration and evaluation assets (Tables)	12 Months Ended
Dec. 31, 2021
Exploration And Evaluation Assets
Schedule of Exploration and Evaluation Assets
	Tuligtic	Other Property	Total
Exploration and evaluation assets	$	$	$
Acquisition costs:
Opening balance - (December 31, 2020)	10,319,510	1	10,319,511
Additions	892,246	-	892,246
Closing balance - (December 31, 2021)	11,211,756	1	11,211,757
Deferred exploration costs:
Opening balance - (December 31, 2020)	48,286,318	-	48,286,318
Costs incurred during the year
Drilling and related costs	178,070	-	178,070
Professional/technical fees	276,305	-	276,305
Claim maintenance/lease costs	159,942	-	159,942
Geochemical, metallurgy	22,639	-	22,639
Travel and accommodation	256,641	-	256,641
Geology, geophysics and exploration	299,960	-	299,960
Supplies and miscellaneous	196,508	-	196,508
Environmental and permit	741,436	-	741,436
Value-added tax (Note 4)	308,457		308,457
Refund - Value-added tax	(506,394)	-	(506,394)
Total deferred exploration costs during the year	1,933,564	-	1,933,564
Closing balance - (December 31, 2021)	50,219,882	-	50,219,882
Total exploration and evaluation assets	61,431,638	1	61,431,639

	Tuligtic	Other Property	Total
Exploration and evaluation assets	$	$	$
Acquisition costs:
Opening balance - (December 31, 2019)	9,460,274	1	9,460,275
Additions	859,236	-	859,236
Closing balance - (December 31, 2020)	10,319,510	1	10,319,511
Deferred exploration costs:
Opening balance - (December 31, 2019)	47,512,735	-	47,512,735
Costs incurred during the year
Professional/technical fees	137,167	-	137,167
Claim maintenance/lease costs	159,934	-	159,934
Geochemical, metallurgy	11,947	-	11,947
Technical studies	117,058	-	117,058
Travel and accommodation	125,679	-	125,679
Geology, geophysics and exploration	111,773	-	111,773
Supplies and miscellaneous	115,587	-	115,587
Environmental and permit	6,916	-	6,916
Value-added tax (Note 4)	120,964		120,964
Refund - Value-added tax	(133,442)	-	(133,442)
Total deferred exploration costs during the year	773,583	-	773,583
Closing balance - (December 31, 2020)	48,286,318	-	48,286,318
Total exploration and evaluation assets	58,605,828	1	58,605,829